Income Taxes - Components of the loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic			$ (16,496)	$ (9,554)
Foreign			(1,617)	(961)
(Loss) income before provision for income taxes	$ (64,301)	$ 930	$ (18,113)	$ (10,515)